Fees Summary	Jun. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 360,232,557.30
Previously Paid Amount	0.00
Total Fee Amount	55,151.60
Total Offset Amount	0.00
Net Fee	$ 55,151.60